united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number: 811-08231

Spirit of America Investment Fund, Inc.
(Exact name of registrant as specified in charter)

477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006
(Address of principal executive offices)	(Zip code)

Mr. David Lerner
David Lerner Associates
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006
(Name and address of agent for service)

Registrant’s telephone number, including area code:	516-390-5565

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2024

Item 1. Reports to Stockholders.

(a)

Spirit of America Energy Fund

Class A Shares (SOAEX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Energy Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$74	1.47%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Energy Fund - Class A Shares	S&P 500® Index
07/10/14	$9,425	$10,000
05/31/15	$8,227	$10,923
05/31/16	$5,743	$11,110
05/31/17	$6,289	$13,051
05/31/18	$6,153	$14,928
05/31/19	$5,723	$15,493
05/31/20	$3,782	$17,482
05/31/21	$4,878	$24,530
05/31/22	$6,593	$24,456
05/31/23	$6,217	$25,171
05/31/24	$8,369	$32,266

Fund Statistics

  Net Assets$211,212,400
  Number of Portfolio Holdings73
  Advisory Fee $1,052,503
  Portfolio Turnover11%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (July 10, 2014)
Spirit of America Energy Fund - Class A Shares
Without Load	34.63%	7.90%	- 1.19%
With Load	26.92%	6.63%	- 1.78%
S&P 500® Index	28.19%	15.80%	12.57%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Midstream - Oil & Gas
46.9%
Refining & Marketing
20.7%
Exploration & Production
15.1%
Integrated Oils
12.5%
Money Market
6.4%
Oilfield Services & Equipment
3.3%
Diversified Industrials
0.4%
Integrated Electric Utilities
0.4%
Gas Utilities
0.3%
Power Generation
0.1%
Liabilities in Excess of Other Assets
-6.1%

Value	Value
Liabilities in Excess of Other Assets	-6.1%
Power Generation	0.1%
Gas Utilities	0.3%
Integrated Electric Utilities	0.4%
Diversified Industrials	0.4%
Oilfield Services & Equipment	3.3%
Money Market	6.4%
Integrated Oils	12.5%
Exploration & Production	15.1%
Refining & Marketing	20.7%
Midstream - Oil & Gas	46.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Spirit of America Energy Fund - Class A Shares (SOAEX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-SOAEX

Spirit of America Energy Fund

Class C Shares (SACEX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Energy Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$111	2.22%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Energy Fund - Class C Shares	S&P 500® Index
03/15/16	$10,000	$10,000
05/31/16	$11,343	$10,447
05/31/17	$12,325	$12,272
05/31/18	$11,987	$14,037
05/31/19	$11,060	$14,568
05/31/20	$7,259	$16,438
05/31/21	$9,290	$23,066
05/31/22	$12,460	$22,997
05/31/23	$11,662	$23,669
05/31/24	$15,590	$30,340

Fund Statistics

  Net Assets$211,212,400
  Number of Portfolio Holdings73
  Advisory Fee $1,052,503
  Portfolio Turnover11%

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 15, 2016)
Spirit of America Energy Fund - Class C Shares
Without Load	33.68%	7.11%	5.56%
With Load	32.68%	7.11%	5.56%
S&P 500® Index	28.19%	15.80%	14.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.1%
Power Generation	0.1%
Gas Utilities	0.3%
Integrated Electric Utilities	0.4%
Diversified Industrials	0.4%
Oilfield Services & Equipment	3.3%
Money Market	6.4%
Integrated Oils	12.5%
Exploration & Production	15.1%
Refining & Marketing	20.7%
Midstream - Oil & Gas	46.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Spirit of America Energy Fund - Class C Shares (SACEX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-SACEX

Spirit of America Energy Fund

Institutional Shares (SAIEX)

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Spirit of America Energy Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.funddocs.filepoint.com/soa/. You can also request this information by contacting us at (516) 390-5565.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$61	1.22%

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Spirit of America Energy Fund - Institutional Shares	S&P 500® Index
05/01/20	$10,000	$10,000
05/31/20	$11,206	$10,778
05/31/21	$14,481	$15,123
05/31/22	$19,613	$15,078
05/31/23	$18,545	$15,518
05/31/24	$25,026	$19,892

Fund Statistics

  Net Assets$211,212,400
  Number of Portfolio Holdings73
  Advisory Fee $1,052,503
  Portfolio Turnover11%

Average Annual Total Returns

	1 Year	Since Inception (5/1/2020)
Spirit of America Energy Fund - Institutional Shares	34.95%	25.20%
S&P 500® Index	28.19%	18.35%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.1%
Power Generation	0.1%
Gas Utilities	0.3%
Integrated Electric Utilities	0.4%
Diversified Industrials	0.4%
Oilfield Services & Equipment	3.3%
Money Market	6.4%
Integrated Oils	12.5%
Exploration & Production	15.1%
Refining & Marketing	20.7%
Midstream - Oil & Gas	46.9%

Material Fund Changes

No material changes occurred during the period ended May 31, 2024.

Spirit of America Energy Fund - Institutional Shares (SAIEX)

Semi-Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.funddocs.filepoint.com/soa/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 053124-SAIEX

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FINANCIAL STATEMENTS

May 31, 2024

Spirit of America
Energy Fund

SCHEDULE OF INVESTMENTS | MAY 31, 2024 (UNAUDITED)

	Shares	Market Value
Master Limited Partnerships — Partnership Shares 21.45%

Exploration & Production 3.04%
Black Stone Minerals LP	398,499	$6,419,819

Gas Utilities 0.10%
Suburban Propane Partners LP	10,000	203,300

Midstream - Oil & Gas 17.57%
Cheniere Energy Partners LP	13,880	668,600
Delek Logistics Partners LP	2,000	79,240
Energy Transfer LP	642,700	10,071,108
Enterprise Products Partners LP	239,636	6,829,626
MPLX LP	163,397	6,646,990
Plains All American Pipeline LP	360,300	6,128,703
Western Midstream Partners LP	179,350	6,693,342
		37,117,609
Oilfield Services & Equipment 0.07%
USA Compression Partners LP	6,284	153,958

Refining & Marketing 0.67%
Sunoco LP	27,555	1,405,305

Total Master Limited Partnerships — Partnership Shares (Cost $25,957,983)		45,299,991

Common Stocks 78.24%

Diversified Industrials 0.44%
ITT, Inc.	7,050	936,804

Exploration & Production 12.10%
Antero Resources Corp.(a)	16,500	587,895
APA Corp.	8,000	244,240
Canadian Natural Resources Ltd.	2,000	153,660
Chesapeake Energy Corp.	7,750	704,708
Chord Energy Corp.	350	64,894
CNX Resources Corp.(a)	17,500	460,250
ConocoPhillips	22,700	2,644,096
Coterra Energy, Inc.	84,000	2,395,680
Crescent Energy Co.	3,000	37,800
Devon Energy Corp.	40,250	1,975,470
Diamondback Energy, Inc.	16,350	3,257,901
EOG Resources, Inc.	25,200	3,138,660
EQT Corp.	25,000	1,027,250
Hess Corp.	1,950	300,495
Marathon Oil Corp.	95,773	2,773,586
Matador Resources Co.	9,000	571,050
Murphy Oil Corp.	5,000	213,950
Occidental Petroleum Corp.	35,100	2,193,750
Ovintiv, Inc.	8,500	439,195
Permian Resources Corp.	12,000	196,680
Range Resources Corp.	13,000	479,830

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	1

SCHEDULE OF INVESTMENTS (CONT.) | MAY 31, 2024 (UNAUDITED)

	Shares	Market Value
Exploration & Production 12.10% (cont.)
Southwestern Energy Co.(a)	15,000	$112,950
Texas Pacific Land Corp.	1,350	829,319
Viper Energy, Inc.	19,700	757,662
		25,560,971
Gas Utilities 0.16%
UGI Corp.	13,000	330,980

Integrated Electric Utilities 0.40%
Dominion Energy, Inc.	1,000	53,920
Duke Energy Corp.	1,750	181,248
PPL Corp.	20,250	593,932
		829,100
Integrated Oils 12.47%
BP PLC ADR	81,361	3,056,733
Chevron Corp.	68,180	11,065,614
Exxon Mobil Corp.	100,939	11,836,159
Shell PLC ADR	2,000	145,560
Suncor Energy, Inc.	4,000	163,280
TotalEnergies SE ADR	1,000	73,120
		26,340,466
Midstream - Oil & Gas 29.29%
Antero Midstream Corp.	61,100	895,115
Cheniere Energy, Inc.	42,375	6,686,351
Enbridge, Inc.	185,627	6,790,236
EnLink Midstream LLC(a)	25,000	317,250
Hess Midstream LP, Class A	183,337	6,370,961
Kinder Morgan, Inc.	357,494	6,967,558
Kinetik Holdings, Inc.	10,000	409,900
ONEOK, Inc.	146,817	11,892,177
Plains GP Holdings LP, Class A(a)	71,000	1,278,710
Targa Resources Corp.	51,583	6,098,658
TC Energy Corp.	54,928	2,118,024
Williams Companies, Inc. (The)	290,032	12,039,227
		61,864,167
Oilfield Services & Equipment 3.21%
Baker Hughes Co.	70,000	2,343,600
Halliburton Co.	44,500	1,633,150
Liberty Oilfield Services, Inc., Class A	7,000	172,830
Schlumberger Ltd.	48,400	2,221,076
TechnipFMC PLC	16,000	419,040
		6,789,696
Power Generation 0.12%
Constellation Energy Corp.	200	43,450
NextEra Energy Partners LP	5,150	173,607
Vistra Energy Corp.	500	49,540
		266,597

See accompanying notes which are an integral part of these financial statements

2	SPIRIT OF AMERICA

SCHEDULE OF INVESTMENTS (CONT.) | MAY 31, 2024 (UNAUDITED)

	Shares	Market Value
Refining & Marketing 20.05%
Delek US Holdings, Inc.	1,000	$25,460
HF Sinclair Corp.	31,176	1,721,850
Marathon Petroleum Corp.	72,975	12,888,114
PBF Energy, Inc., Class A	59,750	2,768,218
Phillips 66	93,886	13,342,138
Valero Energy Corp.	73,819	11,599,918
		42,345,698

Total Common Stocks (Cost $122,480,991)		165,264,479

Money Market Funds 6.45%
Morgan Stanley Institutional Liquidity Funds Government Portfolio, Institutional Class, 5.23%(b)	13,617,638	13,617,638

Total Money Market Funds (Cost $13,617,638)		13,617,638

Total Investments — 106.14% (Cost $162,056,612)		224,182,108
Liabilities in Excess of Other Assets — (6.14)%		(12,969,708)
NET ASSETS - 100.00%		$211,212,400

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of May 31, 2024.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	3

STATEMENT OF ASSETS AND LIABILITIES | MAY 31, 2024 (UNAUDITED)

ASSETS
Investments in securities at value (cost $162,056,612)	$224,182,108
Cash	77,413
Receivable for investments sold	1,525,462
Dividends and interest receivable	724,825
Income tax receivable	116,873
Prepaid franchise tax	39,881
Prepaid expenses	68,113
TOTAL ASSETS	226,734,675

LIABILITIES
Payable for Fund shares redeemed	107,627
Payable for distributions to shareholders	15,118,492
Payable for investment advisory fees	182,385
Payable for distribution (12b-1) fees	48,708
Payable for accounting and administration fees	12,692
Payable for transfer agent fees	5,884
Other accrued expenses	46,487
TOTAL LIABILITIES	15,522,275
NET ASSETS	$211,212,400

SOURCE OF NET ASSETS
As of May 31, 2024, net assets consisted of:
Paid-in capital	$351,134,019
Accumulated earnings (deficit), net of deferred taxes	(139,921,619)
NET ASSETS	$211,212,400

NET ASSETS:
Class A Shares	$209,144,563
Class C Shares	$2,024,034
Institutional Shares	$43,803
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	16,863,532
Class C Shares	196,898
Institutional Shares	3,996
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares	$12.40
Class C Shares	$10.28
Institutional Shares	$10.96
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$13.16
MAXIMUM SALES CHARGE:
Class A Shares	5.75%

See accompanying notes which are an integral part of these financial statements

4	SPIRIT OF AMERICA

STATEMENT OF OPERATIONS

For the Six Months Ended
May 31, 2024
(Unaudited)
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $53,227)	$5,359,240
Interest	91,621
TOTAL INVESTMENT INCOME	5,450,861

EXPENSES
Investment advisory	1,052,503
Distribution (12b-1) - Class A Shares	274,269
Distribution (12b-1) - Class C Shares	10,606
Accounting and Administration	80,890
Transfer agent	30,312
Sub transfer agent	25,831
Insurance	25,154
Registration	22,187
Directors	19,643
Printing	19,195
Legal	15,788
Auditing	15,163
Custodian	12,454
Line of credit	6,989
Chief Compliance Officer	4,637
Interest	1,216
Other	17,775
TOTAL EXPENSES	1,634,612
NET INVESTMENT INCOME BEFORE TAXES	3,816,249
Current and deferred income tax expense/(benefit), net of valuation allowance	—
NET INVESTMENT INCOME NET OF DEFERRED TAXES	3,816,249

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from investment transactions	17,076,280
Net realized gain on foreign currency transactions	672
Net realized gain, net of deferred taxes	17,076,952
Net change in unrealized appreciation of investments	4,499,656
Net change in unrealized depreciation of foreign currency transactions	(1,219)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	21,575,389
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,391,638

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	5

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended
	May 31, 2024	For the Year Ended
	(Unaudited)	November 30, 2023
OPERATIONS
Net investment income net of deferred taxes	$3,816,249	$1,962,934
Net realized gain on investment transactions, net of deferred taxes	17,076,952	26,996,879
Net change in unrealized appreciation (depreciation) of investments and foreign currency transactions, net of deferred taxes	4,498,437	(11,495,987)
Net increase in net assets resulting from operations	25,391,638	17,463,826

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A Shares	(24,622,493)	(19,866,936)
Class C Shares	(276,027)	(231,940)
Institutional Shares	(5,417)	(3,604)
Total distributions to shareholders from return of capital	(24,903,937)	(20,102,480)

From distributable earnings:
Class A Shares	—	(31,342,640)
Class C Shares	—	(365,914)
Institutional Shares	—	(5,686)
Total distributions to shareholders from distributable earnings	—	(6,441,695)
Total distributions to shareholders	(24,903,937)	(51,816,720)

CAPITAL TRANSACTIONS
Class A Shares:
Shares sold	8,996,582	36,203,100
Shares issued from reinvestment of distributions	9,660,572	20,753,399
Shares redeemed	(27,739,667)	(31,065,701)
Total Class A Shares	(9,082,513)	25,890,798
Class C Shares:
Shares sold	116,071	457,112
Shares issued from reinvestment of distributions	119,456	246,085
Shares redeemed	(364,901)	(456,524)
Total Class C Shares	(129,374)	246,673
Institutional Shares:
Shares issued from reinvestment of distributions	5,417	9,290
Total Institutional Shares	5,417	9,290
(Decrease) increase in net assets derived from capital share transactions	(9,206,470)	26,146,761
Total decrease in Net Assets	(8,718,769)	(8,206,133)

NET ASSETS
Beginning of period	219,931,169	228,137,302
End of period	$211,212,400	$219,931,169

See accompanying notes which are an integral part of these financial statements

6	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

	For the Six Months Ended
	May 31, 2024	For the Year Ended
	(Unaudited)	November 30, 2023
SHARE TRANSACTIONS
Class A Shares:
Shares sold	680,348	2,781,128
Shares issued from reinvestment of distributions	779,078	1,644,744
Shares redeemed	(2,134,497)	(2,448,004)
Total Class A Shares	(675,071)	1,977,868
Class C Shares:
Shares sold	10,316	42,264
Shares issued from reinvestment of distributions	11,620	22,572
Shares redeemed	(34,185)	(42,272)
Total Class C Shares	(12,249)	22,564
Institutional Shares:
Shares issued from reinvestment of distributions	494	814
Total Institutional Shares	494	814
Increase (decrease) in shares outstanding	(686,826)	2,001,246

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	7

FINANCIAL HIGHLIGHTS — CLASS A SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.*

	For the
	Six Months
	Ended
	May 31, 2024		For the Year Ended November 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$12.41		$14.50	$12.77	$12.18	$22.86	$29.19

From Investment Operations:
Net investment income(a)	0.23		0.12	0.19	0.22	0.23	0.21
Return of capital(a)	—		0.43	0.47	0.52	0.82	1.38
Net realized and unrealized gain (loss) on investments	1.29		0.42	4.13	2.91	(8.00)	(2.85)
Total from investment operations	1.52		0.97	4.79	3.65	(6.95)	(1.26)

Less Distributions:
Distributions from return of capital	(1.53)		(1.19)	(2.55)	(3.06)	(3.73)	(5.07)
Distributions from earnings	—		(1.87)	(0.51)	—	—	—
Total distributions	(1.53)		(3.06)	(3.06)	(3.06)	(3.73)	(5.07)

Net Asset Value, End of Period	$12.40		$12.41	$14.50	$12.77	$12.18	$22.86
Total Return(b)	12.25	% (c)	8.79%	40.82%	31.67%	(30.77)%	(5.47)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$209,145		$217,691	$225,704	$176,105	$159,150	$347,373
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.47	% (d)	1.52%	1.50%	1.53%	1.56%	1.43%
Net of expense waivers or recoupment and before deferred tax benefit	1.47	% (d)	1.52%	1.50%	1.53%	1.56%	1.43%
Deferred tax expense(e)	0.00	% (d)	0.00%	0.00%	0.00%	0.00%	0.00%
Total net expenses	1.47	% (d)	1.52%	1.50%	1.53%	1.56%	1.43%
Ratio of net investment income to average net assets:
Before expense waivers or recoupments and deferred tax benefit	3.45	% (d)	0.91%	1.33%	1.62%	1.49%	0.77%
Net of expense waivers or recoupment and before deferred tax benefit	3.45	% (d)	0.91%	1.33%	1.62%	1.49%	0.77%
Deferred tax benefit (loss)(f)	0.00	% (d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.45	% (d)	0.91%	1.33%	1.62%	1.49%	0.77%
Portfolio turnover rate	11	% (c)	15%	11%	6%	8%	17%

*	Share amounts have been adjusted for 1:3 reverse stock splits that occurred on April 17, 2020.

(a)	Calculated based on the average number of shares outstanding during the period.

(b)	Calculation does not reflect sales load.

(c)	Not annualized.

(d)	Annualized.

(e)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income and realized and unrealized gain (loss).

(f)	Deferred tax benefit (expense) estimate for the ratio calculation is derived from the net investment income only.

See accompanying notes which are an integral part of these financial statements

8	SPIRIT OF AMERICA

FINANCIAL HIGHLIGHTS — CLASS C SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.*

	For the
	Six Months
	Ended
	May 31, 2024		For the Year Ended November 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$10.52		$12.85	$11.67	$11.42	$21.93	$28.38

From Investment Operations:
Net investment income(a)	0.15		0.02	0.07	0.11	0.11	— (b)
Return of capital(a)	—		0.38	0.42	0.48	0.78	1.32
Net realized and unrealized gain (loss) on investments	1.10		0.33	3.75	2.72	(7.67)	(2.70)
Total from investment operations	1.25		0.73	4.24	3.31	(6.78)	(1.38)

Less Distributions:
Distributions from return of capital	(1.49)		(1.19)	(2.55)	(3.06)	(3.73)	(5.07)
Distributions from earnings	—		(1.87)	(0.51)	—	—	—
Total distributions	(1.49)		(3.06)	(3.06)	(3.06)	(3.73)	(5.07)

Net Asset Value, End of Period	$10.28		$10.52	$12.85	$11.67	$11.42	$21.93
Total Return(c)	11.88	% (d)	7.95%	39.86%	30.68%	(31.36)%	(6.10)%

Ratios and Supplemental Data:
Net assets, end of period (000)	$2,024		$2,201	$2,398	$1,763	$1,644	$3,809
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	2.22	% (e)	2.27%	2.25%	2.28%	2.31%	2.18%
Net of expense waivers or recoupment and before deferred tax benefit	2.22	% (e)	2.27%	2.25%	2.28%	2.31%	2.18%
Deferred tax expense(f)	0.00	% (e)	0.00%	0.00%	0.00%	0.00%	0.00%
Total net expenses	2.22	% (e)	2.27%	2.25%	2.28%	2.31%	2.18%
Ratio of net investment income to average net assets:
Before expense waivers or recoupments and deferred tax benefit	2.70	% (e)	0.16%	0.58%	0.87%	0.73%	0.02%
Net of expense waivers or recoupment and before deferred tax benefit	2.70	% (e)	0.16%	0.58%	0.87%	0.73%	0.02%
Deferred tax benefit (loss)(g)	0.00	% (e)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	2.70	% (e)	0.16%	0.58%	0.87%	0.73%	0.02%
Portfolio turnover rate	11	% (d)	15%	11%	6%	8%	17%

*	Share amounts have been adjusted for 1:3 reverse stock splits that occurred on April 17, 2020.

(a)	Calculated based on the average number of shares outstanding during the period.

(b)	Amount is less than $0.005.

(c)	Calculation does not reflect sales load.

(d)	Not annualized.

(e)	Annualized.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income and realized and unrealized gain (loss).

(g)	Deferred tax benefit (expense) estimate for the ratio calculation is derived from the net investment income only.

See accompanying notes which are an integral part of these financial statements

ENERGY FUND	9

FINANCIAL HIGHLIGHTS — INSTITUTIONAL SHARES

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the
	Six Months					For the
	Ended					Period Ended
	May 31, 2024		For the Year Ended November 30,			November 30,
	(Unaudited)		2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$11.13		$13.30	$11.88	$11.48	$12.23

From Investment Operations:
Net investment income(b)	0.22		0.14	0.21	0.24	0.16
Return of capital(b)	—		0.39	0.43	0.49	0.63
Net realized and unrealized gain on investments	1.16		0.36	3.84	2.73	0.25	(c)
Total from investment operations	1.38		0.89	4.48	3.46	1.04

Less Distributions:
Distributions from return of capital	(1.55)		(1.19)	(2.55)	(3.06)	(1.79)
Distributions from earnings	—		(1.87)	(0.51)	—	—
Total distributions	(1.55)		(3.06)	(3.06)	(3.06)	(1.79)

Net Asset Value, End of Period	$10.96		$11.13	$13.30	$11.88	$11.48
Total Return	12.37	% (d)	9.01%	41.33%	31.96%	9.54	% (d)

Ratios and Supplemental Data:
Net assets, end of period (000)	$44		$39	$36	$25	$19
Ratio of expenses to average net assets:
Before expense waivers or recoupments and deferred tax benefit	1.22	% (e)	1.27%	1.25%	1.28%	1.31	% (e)
Net of expense waivers or recoupment and before deferred tax benefit	1.22	% (e)	1.27%	1.25%	1.28%	1.31	% (e)
Deferred tax expense(f)	0.00	% (e)	0.00%	0.00%	0.00%	0.00	% (e)
Total net expenses	1.22	% (e)	1.27%	1.25%	1.28%	1.31	% (e)
Ratio of net investment income to average net assets:
Before expense waivers or recoupments and deferred tax benefit	3.73	% (e)	1.17%	1.59%	1.88%	2.35	% (e)
Net of expense waivers or recoupment and before deferred tax benefit	3.73	% (e)	1.17%	1.59%	1.88%	2.35	% (e)
Deferred tax benefit (loss)(g)	0.00	% (e)	0.00%	0.00%	0.00%	0.00	% (e)
Net investment income	3.73	% (e)	1.17%	1.59%	1.88%	2.35	% (e)
Portfolio turnover rate	11	% (d)	15%	11%	6%	8	% (d)

(a)	For the period May 1, 2020 (commencement of operations) to November 30, 2020.

(b)	Calculated based on the average number of shares outstanding during the period.

(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period due to the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

(d)	Not annualized.

(e)	Annualized.

(f)	Deferred tax expense (benefit) estimate for the ratio calculation is derived from the net investment income and realized and unrealized gain.

(g)	Deferred tax benefit (expense) estimate for the ratio calculation is derived from the net investment income only.

See accompanying notes which are an integral part of these financial statements

10	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS    |    MAY 31, 2024 (UNAUDITED)

Note 1 – Organization

Spirit of America Energy Fund (the “Fund”), a series of Spirit of America Investment Fund, Inc. (the “Company”), is an open-end mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers six separate series, or mutual funds (the “Spirit of America Funds”), each with its own investment objective and strategy. The Fund commenced operations on July 10, 2014. The investment objective of the Fund is to provide investors with long-term capital appreciation and current income.

The Fund currently offers Class A Shares, Class C Shares and Institutional Shares. Each class of shares for the Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A Shares have a maximum sales charge on purchases of 5.75% as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of Class A Shares that were purchased within one year of the redemption date where an indirect commission was paid. A CDSC of 1.00% on Class C Shares applies to shares sold within 13 months of purchase.

Effective April 17, 2020 and April 20, 2018, the Fund underwent a 1-for-3 reverse share split. The effect of the reverse share split transactions was to divide the number of outstanding shares of the Fund by the reverse split factor, with a corresponding increase in the NAV per share. These transactions did not change the net assets of the Fund or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to each reverse share split.

Note 2 – Significant Accounting Policies

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

Regulatory Update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

A. Security Valuation: The offering price and NAV per share for the Fund are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. The Fund’s securities are valued at the official close or the last reported sales price on the principal exchange on which the security trades, or if no sales price is reported, the mean of the latest bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Pursuant to Rule 2a-5 under the 1940 Act, the Company’s Board of Directors (the “Board”) has designed Spirit of America Management Corp., the Company’s investment adviser, as the Company’s Valuation Designee, to perform any fair value determinations for securities and other assets held by the Fund for which market quotations are not readily available in accordance with the Company’s Valuation Procedures.

ENERGY FUND	11

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    MAY 31, 2024 (UNAUDITED)

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

●	Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

●	Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 –	Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value the Fund’s investments as of May 31, 2024 is as follows:

	Level 1	Level 2	Level 3	Total
Investment Securities:
Master Limited Partnerships - Common Stocks	$45,299,991	$—	$—	$45,299,991
Common Stocks	165,264,479	—	—	165,264,479
Money Market Funds	13,617,638	—	—	13,617,638
Total Investment Securities	$224,182,108	$—	$—	$224,182,108

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

C. Security Transactions and Related Income: The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable.

D. Federal Income Taxes: The Fund intends to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Six Months Ended
May 31, 2023
Gross unrealized appreciation - investment securities	$63,809,421
Gross unrealized depreciation - investment securities	(1,683,925)
Net unrealized appreciation - investment securities	$62,125,496
Cost basis of investments	$162,056,612

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

12	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    MAY 31, 2024 (UNAUDITED)

F. Distributions to Shareholders: The Board has set a distribution policy in which the Fund pays fixed rate monthly distributions to shareholders, all or a portion of which is expected to be characterized as return of capital. Return of capital distributions will generally not be taxable to the shareholders for U.S. federal income tax purposes. The final determination of the amount of the Fund’s return of capital distributions for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses: Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Fund to equity price risk.

The Fund did not hold any derivatives as of May 31, 2024.

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the six months ended May 31, 2024, excluding short-term investments, were $24,470,134 and $41,529,501, respectively.

There were no purchases or sales of long-term U.S. Government Obligations during the six months ended May 31, 2024.

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Fund’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Under the Advisory Agreement, the Fund pays the Adviser a monthly fee of 1/12 of 0.95% of the Fund’s average daily net assets. Investment advisory fees for the six months ended May 31, 2024 were $1,052,503.

The Fund has adopted a Plan of Distribution (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. The 12b-1 Plan permits the Fund or share class, as applicable, to pay David Lerner Associates, Inc. (the “Distributor”) from its own assets for the Distributor’s services and expenses in distributing shares of the Fund (“12b-1 fees”) and providing personal services and/or maintaining shareholder accounts (“service fees”). The Fund’s Class A Shares pay a 12b-1 fee at the annual rate of 0.25% of average daily net assets. With respect to Class C Shares, the fee paid to the Distributor by the Fund is 1.00% of the average daily net assets of the Class C Shares. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees paid to the Distributor or to institutions that have agreements with the Distributor to provide such services. Each class of shares of the Fund has exclusive voting rights with respect to its 12b-1 Plan. Since 12b-1 fees are paid out of the assets of the respective share class of the Fund on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund’s Institutional Class Shares do not have a 12b-1 Plan. For the six months ended May 31, 2024, fees paid to the Distributor under the 12b-1 Plan were $284,875.

The Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. For the six months ended May 31, 2024, sales charges received by the Distributor were $336,045. CDSC fees collected for the six months ended May 31, 2024 were $3,377 for Class A Shares and $1,558 for Class C Shares.

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $6,000, $1,500 for each Board meeting attended, $500 for each special meeting attended, and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in

ENERGY FUND	13

NOTES TO FINANCIAL STATEMENTS (CONT.)    |    MAY 31, 2024 (UNAUDITED)

connection with attending Board meetings. The Company does not compensate the Officers directly for the services they provide. There are no Directors’ fees paid to affiliated Directors of the Company. For the six months ended May 31, 2024, the Fund was allocated $4,637 of the Chief Compliance Officer’s salary.

Note 6 – Concentration and Other Risks

The Fund concentrates its investments in securities and other assets of energy and energy related companies. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries. Due to the fact the Fund normally invests at least 80% of its assets in the securities of companies principally engaged in activities in the energy industry, the Fund’s performance largely depends on the overall condition of the energy industry. The energy industry could be adversely affected by energy prices, supply-and-demand for energy resources, and various political, regulatory, and economic factors. Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. The Fund’s prospectus contains this and other information about the Fund and should be read carefully before investing.

Note 7 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit”) with The Huntington National Bank, the custodian of the Fund’s investments expiring on May 15, 2025. Borrowings under this agreement bear interest at the 1-Month Secured Overnight Financing Rate plus 1.625%. Maximum borrowings for the Company is the lesser of $5,000,000 or 10% of the Fund’s daily market value. During the six months ended May 31, 2024, the Fund’s borrowing activity was as follows:

Total bank line of credit as of May 31, 2023	$5,000,000
Average borrowings during period	$134,608
Number of days outstanding*	10
Average interest rate during period	6.957%
Highest balance drawn during period	$300,045
Highest balance interest rate	6.983%
Interest expense incurred	$1,216
Interest rate at May 31, 2023	6.945%

*	Number of days outstanding represents the total days during the six months ended May 31, 2024 that the Fund utilized the line of credit.

Note 8 – Subsequent Events

Management of the Fund has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no additional items requiring additional disclosure.

14	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 14, 2024, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met in person (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of the Spirit of America Energy Fund (the “Fund”). At the Meeting, after determining that the Adviser’s compensation continues to be not unreasonable pursuant to the terms of the Advisory Agreement, the Board concluded that the approval of the Advisory Agreement would be in the best interest of the Fund’s shareholders, and the Board, including the Independent Directors voting separately, approved the Advisory Agreement. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent an information request letter to the Adviser seeking certain relevant information and the Directors received, for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) Independent Counsel’s 15(c) questionnaire prepared on behalf of the Independent Directors and the responses thereto provided by the Adviser; (ii) comparative information on the investment performance of the Fund, relevant indices and Morningstar category peer funds in the form of reports generated by the Fund’s administrator; (iii) graphs of fee comparisons for the minimum fee, maximum fee, average fee and median fee in the form of reports provided by the Fund’s administrator; (iv) graphs of performance comparisons for the minimum performing fund, maximum performing fund, average performing fund and median performing fund for various time periods in the form of reports provided by the Fund’s administrator; (v) the allocation of the Fund’s brokerage commissions, (vi) the record of compliance with the Fund’s investment policies and restrictions and with the Fund’s Code of Ethics, in addition to the structure and responsibilities of the Adviser’s compliance department; (vii) the profitability of the Fund’s investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) the Adviser’s Form ADV; and (ix) a memorandum from Independent Counsel with respect to the responsibilities of the Independent Directors regarding the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Independent Directors requested, reviewed and considered materials furnished by the Adviser and questioned certain personnel of the Adviser, including the Fund’s portfolio manager, with respect to, among other things, personnel, the Fund’s performance, operations and financial condition of the Adviser. Among other information, the Independent Directors requested and was provided information regarding:

●	The investment performance of the Fund over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

●	The investment management staffing and the experience of the Adviser, as well as the Adviser’s administrative and other personnel providing services to the Fund and the historical quality of the services provided by the Adviser; and

●	The profitability to the Adviser of managing, and to its affiliate of distributing, the Fund, and the methodology in allocating expenses to the Fund’s management.

ENERGY FUND	15

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Investment Advisory Agreement:

1.	Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, evaluated the nature, extent and quality of advisory, administrative and shareholder services provided by the Adviser, which included the following considerations: determination and execution of investment decisions for the Fund; regulatory filings and disclosure to the Fund’s shareholders, general oversight of the Fund’s service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser given the increasing regulations within the mutual fund industry. The Board, including the Independent Directors, concluded that the services provided to the Fund are extensive in nature, that the Adviser delivered a high level of service to the Fund, and that the Adviser is positioned to continue providing such quality of service in the future.

2.	Investment Performance of the Fund and the Adviser.

The Board, including the Independent Directors, reviewed the Fund’s short-term and long-term investment performance over various periods of time as compared to both relevant indices and the performance of the Fund’s peer group. The Fund’s performance for the 1-year, 3-year, and 5-year periods ended March 31, 2024 was 29.18%, 24.23% and 7.18%, respectively, as compared to the median of its peer group of 29.24%, 24.28% and 8.85% for the same periods, respectively. The Board then determined that the Fund was delivering reasonable performance results, especially over the long-term, and that the Fund’s results were consistent with the investment strategies followed by the Fund.

3.	Costs of Services and Profits Realized by the Adviser.

a.	Fund Fees and Performance. The Board, including the Independent Directors, reviewed the information (as of March 31, 2024) provided by the Fund’s administrator, including the comparative graphs, regarding the Fund’s management fee and overall expense ratio relative to industry averages for the Fund’s peer group category. The Fund had a management fee of 0.95% as compared to the median in its peer group of 1.03%. The Board indicated that, although higher than the fees of certain other funds in the Fund’s peer group, in light of the investment advisory services provided by the Adviser to the Fund, the fees were not unreasonable.

b.	Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, reviewed estimates of the Adviser’s profitability and costs attributable to the Fund through 2023. The Board reviewed profitability analyses prepared by the Adviser based on the Fund’s asset levels and considered the total profits of the Adviser from its relationship with Fund and for all funds that the Adviser manages in the aggregate. The Board observed that, in recent years, increased fixed costs and, of particular note, legal and audit fees to address increasing regulations, have had a greater impact on small fund families, such as the Fund, than on larger fund complexes, and overall expenses of the Fund may compare unfavorably to the overall expenses of some funds identified as peers. Further, the Board considered whether the amount of the Adviser’s profit is a fair profit for managing the Fund and determined that the Adviser has devoted a large amount of its resources to the Fund throughout the years. The Adviser’s management observed that the fund-by-fund expense analysis does not reflect all of the overhead costs paid by David Lerner Associates, Inc. (“DLA”), some of which may be attributed to the Adviser. The Board, including the Independent Directors, then concluded that the Adviser’s profitability was not excessive.

4.	Extent of Economies of Scale as the Fund Grows.

The Board, including the Independent Directors, considered whether there had been economies of scale regarding the management of the Fund and whether the Fund would appropriately benefit from any economies of scale. However, due to the relatively small size of the Fund, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

16	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

5.	Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, discussed the fact that the Adviser does not at this time offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board observed, however, that the Adviser had provided enhancements in services to the Fund, without any fee increase. The Board confirmed that it would continue to review the concept of breakpoints in future years as the Fund’s assets increase.

6.	Other Relevant Considerations.

a.	Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV, with the Adviser responding to the Board’s questions with respect to the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel. The Board then determined that such factors permit the Adviser to provide a high level of service to the Fund. In addition, the Board members took note of the history, reputation, qualifications and background of the Adviser as well as the qualifications of the Adviser’s personnel.

b.	The Board, including the Independent Directors, reviewed the character and amount of other direct and incidental benefits received by the Adviser and its affiliates due to their association with the Fund, including the benefits received by the affiliated distributor, DLA. The Board determined that potential “fall-out” benefits that the Adviser and its affiliates might receive, which might include greater name recognition or increased ability to obtain research services (although the Board noted that the Adviser currently does not use soft dollars for research services), seemed to be reasonable, and in some instances might benefit the Fund.

Conclusions. The Board, including the Independent Directors, did not consider any one factor as all-important or all-controlling, instead, they viewed the aforementioned factors and other factors collectively in light of the Fund’s surrounding circumstances. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement and concluded that the renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders. In addition, the Independent Directors concluded that the fees charged by the Adviser to the Fund for the services provided were not unreasonable and the profitability of the Adviser, on a fund by fund basis and an aggregate basis, was not excessive. Therefore, the Board, including the Independent Directors, determined that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

ENERGY FUND	17

Proxy Voting Information

The Fund’s Statement of Additional Information containing a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, along with the Fund’s proxy voting record relating to portfolio securities held during the 12-month period ended June 30 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at www.sec.gov.

Portfolio Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov and on the Fund’s website www.soafunds.com.

Investment Adviser
Spirit of America Management Corp.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Distributor
David Lerner Associates, Inc.
477 Jericho Turnpike
P.O. Box 9006
Syosset, NY 11791-9006

Shareholder Services
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Custodian
The Huntington National Bank
7 Easton Oval
Columbus, OH 43219

Independent Registered
Public Accounting Firm
Tait Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Counsel
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

For additional information about the Spirit of America Energy Fund, call (800) 452-4892 or (516) 390-5565.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2024 Spirit of America

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By	/s/ David Lerner

David Lerner, Principal Executive Officer

Date	8/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Lerner

David Lerner, Principal Executive Officer

Date	8/6/2024

By	/s/ Alan P. Chodosh

Alan P. Chodosh, Principal Financial Officer

Date	8/6/2024